J.P. Morgan Mortgage Trust 2023-5 ABS-15G

Exhibit 99.7

Loan Number	Account Number	Field ID	Original Field Value	Audit Value	Match
303621815	XXXXX	Escrow_Indicator	No Escrows	Taxes and Insurance